Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Income Tax [Line Items]
Income taxes receivable					$ 381	$ 1,789
Income tax rate					35.00%	35.00%	35.00%
Net operating loss	63,522	55,425	153,772	140,451	186,374	139,508	97,616
Net operating loss subject to IRC 382					43,201
IRC 382 limitation available for use					25,337
Amounts of credits available to offset federal income tax					3,476
Net change in total valuation allowance					410	1,653	(13)
Potential deferred tax liability					5,459
Deferred tax benefit related to APB 23 assertion					4,023
Undistributed earnings of subsidiaries					15,596
Unrecognized tax benefits					135	322	919
Interest and penalty Expense					7	35
Interest and penalties related to uncertain tax positions					27	67
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations					62
UNITED STATES
Schedule Of Income Tax [Line Items]
Net operating loss					58,412
PUERTO RICO
Schedule Of Income Tax [Line Items]
Net operating loss					(4,896)
Puerto Rico net operating loss carry forward					21,778
Domestic Tax Authority
Schedule Of Income Tax [Line Items]
US net operating loss carry forward					342,534
State and Local Jurisdiction
Schedule Of Income Tax [Line Items]
State net operating loss carryforward					457,965
Valuation allowance for State and Local deferred tax assets					3,742	3,332
LAMAR MEDIA CORP
Schedule Of Income Tax [Line Items]
Income taxes receivable					599	2,008
Income tax rate					35.00%	35.00%	35.00%
Net operating loss	63,596	55,503	154,045	140,727	186,732	139,508	98,041
Net operating loss subject to IRC 382					43,201
IRC 382 limitation available for use					25,337
Amounts of credits available to offset federal income tax					18,248
Net change in total valuation allowance					407	1,106	(13)
Potential deferred tax liability					5,459
Deferred tax benefit related to APB 23 assertion					4,023
Undistributed earnings of subsidiaries					15,596
Unrecognized tax benefits					135	322	919
Interest and penalty Expense					7	35
Interest and penalties related to uncertain tax positions					27	67
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations					62
LAMAR MEDIA CORP | UNITED STATES
Schedule Of Income Tax [Line Items]
Net operating loss					58,055
LAMAR MEDIA CORP | PUERTO RICO
Schedule Of Income Tax [Line Items]
Net operating loss					(4,896)
Puerto Rico net operating loss carry forward					21,778
LAMAR MEDIA CORP | Domestic Tax Authority
Schedule Of Income Tax [Line Items]
US net operating loss carry forward					207,443
LAMAR MEDIA CORP | State and Local Jurisdiction
Schedule Of Income Tax [Line Items]
State net operating loss carryforward					420,914
Valuation allowance for State and Local deferred tax assets					$ 3,192	$ 2,785